Income Taxes	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

7. INCOME TAXES

The Company is domiciled in Canada and files Canadian federal and certain provincial tax returns. The Company had no provision (benefit) for income taxes for the years ending March 31, 2019, 2018 and 2017 as a result of its net losses and full valuation allowance against its deferred assets.

The following is the statutory rates which apply to the Company

	For the years ending March 31,
	2019	2018	2017
Income Tax Statutory income Tax Rates
United States	21.00%	21.00%	35.00%
Canada	26.50%	26.50%	26.50%

The reconciliation of income taxes at statutory income tax rates (Canada - 26.5%) to the income tax expense is as follows:

	For the years ending March 31,
	2019	2018	2017

Loss before income taxes	$(1,471,000)	$(1,541,000)	$(1,570,000)
Expected income recovery based on statutory rate	(390,000)	(408,000)	(416,000)
Adjustment to expected income tax benefit
Stock based compensation	-	23,000	-
Permanent differences	2,000	2,000	3,000
Change in benefit of tax assets not recognized	388,000	383,000	413,000
Deferred income tax provision (recovery)	-	-	-

Deferred Income Tax

Deferred tax asset components as of March 31, 2019 and 2018 is as follows:

	As of March 31,
	2019	2018

Non-capital loss carry-forwards	$21,730,000	$22,586,000
Property and Equipment	1,888,000	1,769,000
Net deferred tax asset	$24,879,000	$24,355,000

As the Company has recognized substantial cumulative losses from operations and has not earned significant revenues, it has provided a 100% valuation allowance on the net deferred tax asset as of March 31, 2019 and 2018.

The Company has non-capital losses which may, under certain circumstances, be applied against future taxable income and which expire as follows:

2026	$110,000
2027	11,000
2028	33,000
2029	5,000
2030	1,209,000
2031	1,537,000
2032	1,073,000
2033	3,047,000
2034	3,800,000
2035	4,556,000
2036	3,969,000
2037	685,000
2038	629,000
2039	1,086,000
$21,730,000

The Company is subject to income taxes in numerous jurisdictions. Significant judgment is required in evaluating the Company’s tax positions and determining its provision for income taxes. The Company establishes liabilities for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These liabilities are established when the Company believes that certain positions might be challenged despite its belief that its tax return positions are fully supportable. The Company adjusts these liabilities in light of changing facts and circumstances, such as the outcome of a tax audit. The provision for income taxes includes the impact of changes to the liability that is considered appropriate. The Company has identified no material uncertain tax positions as of March 31, 2019 and 2018.

The Company is subject to income tax audits in all jurisdictions for which it is required to file tax returns. Tax audits by their nature are often complex and can require several years to complete. Neither the Company nor any of its subsidiaries is currently under audit in any jurisdiction. All of the Company’s income tax returns remain subject to examination by tax authorities.

During the year ended March 31, 2017, the Company recorded $20,000 in tax penalties to the IRS for failure to timely file income tax returns for the prior years and is included in other income (expense) on the consolidated statements of operations and comprehensive loss. No penalties were recorded for either fiscal 2019 or 2018.